Management Report - Segment Results of Operations	6 Months Ended
Jun. 30, 2021
Segment Results of Operations [Abstract]
Disclosure of Segment Results of Operations [text block]
Segment results
	Three months ended Jun 30, 2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues	1,230	2,394	2,018	626	(24)	(2)	6,243
Provision for credit losses	(20)	2	117	1	(25)	(1)	75
Noninterest expenses:
Compensation and benefits	271	491	682	202	35	870	2,551
General and administrative expenses	729	844	1,162	192	223	(789)	2,361
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	5	11	69	1	1	(0)	86
Total noninterest expenses	1,004	1,346	1,913	395	259	81	4,998
Noncontrolling interests	0	(2)	0	49	0	(47)	0
Profit (loss) before tax	246	1,047	(11)	180	(258)	(34)	1,170

N/M – Not meaningful
	Three months ended Jun 30, 2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues	1,341	2,676	1,960	549	(66)	(118)	6,342
Provision for credit losses	144	364	225	(1)	29	1	761
Noninterest expenses:
Compensation and benefits	260	464	728	204	45	944	2,645
General and administrative expenses	859	852	1,160	189	451	(912)	2,599
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	0	11	104	7	(0)	1	123
Total noninterest expenses	1,120	1,327	1,992	400	496	34	5,367
Noncontrolling interests	0	6	(0)	36	(0)	(42)	0
Profit (loss) before tax	78	979	(257)	114	(591)	(110)	213

N/M – Not meaningful
Prior year segmental information presented in the current structure
	Six months ended Jun 30, 2021
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues	2,544	5,491	4,196	1,263	57	241	13,792
Provision for credit losses	(40)	3	215	1	(32)	(3)	144
Noninterest expenses:
Compensation and benefits	545	982	1,401	418	75	1,762	5,183
General and administrative expenses	1,547	1,958	2,246	380	681	(1,524)	5,287
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	17	12	71	2	1	(0)	102
Total noninterest expenses	2,109	2,951	3,718	800	757	237	10,572
Noncontrolling interests	0	(1)	0	98	0	(97)	0
Profit (loss) before tax	475	2,538	263	364	(668)	103	3,075

N/M – Not meaningful
	Six months ended Jun 30, 2020
in € m. (unless stated otherwise)	Corporate Bank	Investment Bank	Private Bank	Asset Management	Capital Release Unit	Corporate & Other	Total Consolidated
Net revenues	2,666	5,030	4,127	1,068	(123)	(207)	12,560
Provision for credit losses	250	607	364	(0)	43	5	1,267
Noninterest expenses:
Compensation and benefits	541	959	1,467	376	97	1,894	5,334
General and administrative expenses	1,671	1,828	2,244	386	1,092	(1,749)	5,474
Impairment of goodwill and other intangible assets	0	0	0	0	0	0	0
Restructuring activities	5	15	166	10	1	0	197
Total noninterest expenses	2,217	2,802	3,877	774	1,190	145	11,006
Noncontrolling interests	0	5	(0)	70	(0)	(75)	0
Profit (loss) before tax	199	1,616	(114)	224	(1,356)	(282)	287

N/M – Not meaningful
Prior year segmental information presented in the current structure
Corporate Bank (CB)
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2021	Jun 30, 2020	Absolute Change	Change in %	Jun 30, 2021	Jun 30, 2020	Absolute Change	Change in %
Net revenues:
Corporate Treasury Services	728	813	(85)	(10)	1,524	1,613	(89)	(6)
Institutional Client Services	322	336	(14)	(4)	650	672	(22)	(3)
Business Banking	180	193	(13)	(7)	370	381	(11)	(3)
Total net revenues	1,230	1,341	(111)	(8)	2,544	2,666	(122)	(5)
Of which:
Net interest income	543	822	(279)	(34)	1,250	1,525	(275)	(18)
Commissions and fee income	534	512	22	4	1,081	1,043	38	4
Remaining income	153	8	146	N/M	213	98	114	116
Provision for credit losses	(20)	144	(163)	N/M	(40)	250	(290)	N/M
Noninterest expenses:
Compensation and benefits	271	260	11	4	545	541	4	1
General and administrative expenses	729	859	(130)	(15)	1,547	1,671	(124)	(7)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	5	0	4	N/M	17	5	12	N/M
Total noninterest expenses	1,004	1,120	(115)	(10)	2,109	2,217	(109)	(5)
Noncontrolling interests	0	0	0	N/M	0	0	0	N/M
Profit (loss) before tax	246	78	168	N/M	475	199	276	139

Total assets (in € bn)[1]	245	241	5	2	245	241	5	2
Loans (gross of allowance for loan losses, in € bn)[1]	116	120	(4)	(3)	116	120	(4)	(3)
Employees (front office full-time equivalent)[1]	7,524	7,860	(336)	(4)	7,524	7,860	(336)	(4)

N/M – Not meaningful
Prior year segmental information presented in the current structure
[1] As of quarter-end.
Investment Bank (IB)
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2021	Jun 30, 2020	Absolute Change	Change in %	Jun 30, 2021	Jun 30, 2020	Absolute Change	Change in %
Net revenues:
Fixed Income, Currency (FIC) Sales & Trading	1,811	2,030	(220)	(11)	4,280	3,884	396	10
Debt Origination	399	450	(51)	(11)	785	811	(26)	(3)
Equity Origination	115	118	(4)	(3)	313	136	177	131
Advisory	111	42	69	166	181	104	77	74
Origination & Advisory	624	610	14	2	1,279	1,051	228	22
Other	(41)	36	(77)	N/M	(68)	95	(163)	N/M
Total net revenues	2,394	2,676	(283)	(11)	5,491	5,030	461	9
Provision for credit losses	2	364	(362)	(99)	3	607	(604)	(100)
Noninterest expenses:
Compensation and benefits	491	464	26	6	982	959	23	2
General and administrative expenses	844	852	(7)	(1)	1,958	1,828	129	7
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	11	11	0	1	12	15	(3)	(19)
Total noninterest expenses	1,346	1,327	19	1	2,951	2,802	150	5
Noncontrolling interests	(2)	6	(8)	N/M	(1)	5	(6)	N/M
Profit (loss) before tax	1,047	979	68	7	2,538	1,616	921	57

Total assets (in € bn)[1]	586	594	(8)	(1)	586	594	(8)	(1)
Loans (gross of allowance for loan losses, in € bn)[1]	75	80	(5)	(6)	75	80	(5)	(6)
Employees (front office full-time equivalent)[1]	4,212	4,270	(58)	(1)	4,212	4,270	(58)	(1)

N/M – Not meaningful
Prior year segmental information presented in the current structure
Commencing from the second quarter of 2021, Investment Bank presents CLO recovery gains and losses in its revenue category “Other”. Previously these gains and losses were presented in “FIC Sales & Trading” and “Origination & Advisory”. Prior period data has been reclassified
[1] As of quarter-end.
Private Bank (PB)
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2021	Jun 30, 2020	Absolute Change	Change in %	Jun 30, 2021	Jun 30, 2020	Absolute Change	Change in %
Net revenues:
Private Bank Germany	1,198	1,210	(12)	(1)	2,545	2,542	3	0
International Private Bank	820	750	70	9	1,651	1,585	66	4
IPB Personal Banking[1]	213	187	26	14	442	407	35	9
Private Banking[2] and Wealth Management	607	563	44	8	1,209	1,178	31	3
Total net revenues	2,018	1,960	59	3	4,196	4,127	69	2
Of which:
Net interest income	1,147	1,129	19	2	2,319	2,319	0	0
Commissions and fee income	737	679	58	9	1,626	1,525	101	7
Remaining income	134	152	(18)	(12)	251	283	(32)	(11)
Provision for credit losses	117	225	(108)	(48)	215	364	(149)	(41)
Noninterest expenses:
Compensation and benefits	682	728	(46)	(6)	1,401	1,467	(66)	(4)
General and administrative expenses	1,162	1,160	3	0	2,246	2,244	2	0
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	69	104	(36)	(34)	71	166	(95)	(57)
Total noninterest expenses	1,913	1,992	(79)	(4)	3,718	3,877	(159)	(4)
Noncontrolling interests	0	(0)	0	N/M	0	(0)	0	N/M
Profit (loss) before tax	(11)	(257)	246	(96)	263	(114)	377	N/M

Total assets (in € bn)[3]	305	284	21	7	305	284	21	7
Loans (gross of allowance for loan losses, in € bn)[3]	247	230	17	7	247	230	17	7
Assets under Management (in € bn)[3]	535	471	64	14	535	471	64	14
Net flows (in € bn)	10	6	4	65	20	7	14	N/M
Employees (front office full-time equivalent)[3]	29,153	30,967	(1,815)	(6)	29,153	30,967	(1,815)	(6)

N/M – Not meaningful
Prior year segmental information presented in the current structure
[1] Including small businesses in Italy, Spain and India.
[2] Including small & mid caps in Italy, Spain and India.
[3] As of quarter-end.
Asset Management (AM)
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2021	Jun 30, 2020	Absolute Change	Change in %	Jun 30, 2021	Jun 30, 2020	Absolute Change	Change in %
Net revenues:
Management Fees	584	508	76	15	1,131	1,061	71	7
Performance and transaction fees	19	20	(1)	(7)	58	37	21	56
Other	23	21	2	9	73	(30)	103	N/M
Total net revenues	626	549	77	14	1,263	1,068	195	18
Provision for credit losses	1	(1)	2	N/M	1	(0)	1	N/M
Noninterest expenses:
Compensation and benefits	202	204	(1)	(1)	418	376	42	11
General and administrative expenses	192	189	2	1	380	386	(6)	(2)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	(0)	N/M
Restructuring activities	1	7	(6)	(88)	2	10	(9)	(82)
Total noninterest expenses	395	400	(5)	(1)	800	774	27	3
Noncontrolling interests	49	36	13	37	98	70	27	39
Profit (loss) before tax	180	114	67	59	364	224	140	62

Total assets (in € bn)[1]	10	10	0	3	10	10	0	3
Assets under Management (in € bn)[1]	859	745	114	15	859	745	114	15
Net flows (in € bn)	20	9	11	127	21	6	14	N/M
Employees (front office full-time equivalent)[1]	3,953	3,901	52	1	3,953	3,901	52	1

N/M – Not meaningful
Prior year segmental information presented in the current structure
[1] As of quarter-end.
Capital Release Unit (CRU)
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2021	Jun 30, 2020	Absolute Change	Change in %	Jun 30, 2021	Jun 30, 2020	Absolute Change	Change in %
Net revenues	(24)	(66)	43	(64)	57	(123)	180	N/M
Provision for credit losses	(25)	29	(54)	N/M	(32)	43	(75)	N/M
Noninterest expenses:
Compensation and benefits	35	45	(10)	(21)	75	97	(22)	(23)
General and administrative expenses	223	451	(228)	(51)	681	1,092	(412)	(38)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	1	(0)	1	N/M	1	1	0	38
Total noninterest expenses	259	496	(237)	(48)	757	1,190	(433)	(36)
Noncontrolling interests	0	(0)	0	N/M	0	(0)	0	N/M
Profit (loss) before tax	(258)	(591)	334	(56)	(668)	(1,356)	689	(51)

Total assets (in € bn)[1]	167	265	(98)	(37)	167	265	(98)	(37)
Employees (front office full-time equivalent)[1]	420	536	(116)	(22)	420	536	(116)	(22)

N/M – Not meaningful
Prior year segmental information presented in the current structure
[1] As of quarter-end.
Corporate & Other (C&O)
	Three months ended				Six months ended
in € m. (unless stated otherwise)	Jun 30, 2021	Jun 30, 2020	Absolute Change	Change in %	Jun 30, 2021	Jun 30, 2020	Absolute Change	Change in %
Net revenues	(2)	(118)	116	(99)	241	(207)	448	N/M
Provision for credit losses	(1)	1	(2)	N/M	(3)	5	(7)	N/M
Noninterest expenses:
Compensation and benefits	870	944	(74)	(8)	1,762	1,894	(133)	(7)
General and administrative expenses	(789)	(912)	122	(13)	(1,524)	(1,749)	224	(13)
Impairment of goodwill and other intangible assets	0	0	0	N/M	0	0	0	N/M
Restructuring activities	(0)	1	(1)	N/M	(0)	0	(0)	N/M
Total noninterest expenses	81	34	47	140	237	145	92	63
Noncontrolling interests	(47)	(42)	(5)	12	(97)	(75)	(21)	28
Profit (loss) before tax	(34)	(110)	76	(69)	103	(282)	385	N/M
Employees (full-time equivalent)[1]	38,535	39,289	(754)	(2)	38,535	39,289	(754)	(2)

N/M – Not meaningful
Prior year segmental information presented in the current structure
[1] As of quarter-end.